Consolidated Statements of Changes In Equity - USD ($)		Ordinary shares		Additional paid-in capital [1]	Accumulated deficit	Accumulated other comprehensive income/(loss)	Total MultiMetaVerse Holdings Limited shareholders’ deficit	Non-controlling interests	Total
Balance at Dec. 31, 2020			[1]	$ 12,416,919	$ (41,979,475)	$ (3,432,163)	$ (32,994,719)	$ (1,492,291)	$ (34,487,010)
Balance as of (in Shares) at Dec. 31, 2020	[1]	30,000,000
Net loss			[1]		(31,993,512)		(31,993,512)	(697,588)	(32,691,100)
Foreign currency translation adjustment			[1]			(536,256)	(536,256)	(74,599)	(610,855)
Share-based compensation			[1]	25,663,139			25,663,139		25,663,139
Equity transferred from debt			[1]	32,102,975			32,102,975		32,102,975
Balance at Dec. 31, 2021			[1]	70,183,033	(73,972,987)	(3,968,419)	(7,758,373)	(2,264,478)	(10,022,851)
Balance (in Shares) at Dec. 31, 2021	[1]	30,000,000
Net loss			[1]		(12,514,306)		(12,514,306)	(275,005)	(12,789,311)
Acquisition of minority interest			[1]	(472,944)		(5,804)	(478,748)	478,748
Capital contribution from Shareholders			[1]	13,983			13,983		13,983
Foreign currency translation adjustment			[1]			608,628	608,628	255,558	864,186
Share-based compensation			[1]	4,528,788			4,528,788		4,528,788
Balance at Dec. 31, 2022			[1]	74,252,860	(86,487,293)	(3,365,595)	(15,600,028)	(1,805,177)	(17,405,205)
Balance (in Shares) at Dec. 31, 2022	[1]	30,000,000
Net loss			[1]		(28,918,811)		(28,918,811)	(36,872)	(28,955,683)
Reverse recapitalization			[1]	(4,168,083)			(4,168,083)		(4,168,083)
Reverse recapitalization (in Shares)	[1]	1,994,639
Equity financing through PIPE			[1]	4,500,000			4,500,000		4,500,000
Equity financing through PIPE (in Shares)	[1]	450,000
Conversion of rights to ordinary shares			[1]
Conversion of rights to ordinary shares (in Shares)	[1]	604,275
Foreign currency translation adjustment			[1]			328,794	328,794	92,049	420,843
Share-based compensation			[1]	15,095,968			15,095,968		15,095,968
Balance at Dec. 31, 2023			[1]	$ 89,680,745	$ (115,406,104)	$ (3,036,801)	$ (28,762,160)	$ (1,750,000)	$ (30,512,160)
Balance (in Shares) at Dec. 31, 2023	[1]	33,048,914

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.